Debt - Additional Information (Details) $ in Thousands, $ in Thousands											9 Months Ended
	Aug. 18, 2025 MXN ($) installment	Aug. 18, 2025 USD ($) installment	Mar. 26, 2025 MXN ($)	Mar. 25, 2025 MXN ($)	Mar. 14, 2025 MXN ($)	Mar. 11, 2025 MXN ($)	Feb. 21, 2025 USD ($)	Feb. 10, 2025 MXN ($)	Feb. 07, 2025 USD ($)	Jan. 22, 2025 USD ($)	Sep. 30, 2025 MXN ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jan. 01, 2025 MXN ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)
Disclosure of long term debt [Line Items]
Borrowings											$ 1,736,977,257			$ 143,403,700		$ 1,745,481,072
Bank indebtedness															$ 5,512,700
Asset repurchase transaction, term	5 years	5 years
Proceed from sale of eligible asset	$ 213,617,793	$ 11,354,374
Number of installment payments | installment	10	10
Obtain of revolving credit lines											20,500,000	$ 5,738,000
Revolving credit facility available											$ 20,500,000		$ 4,178,000
Twenty Eight Days SOFR Plus 350 Basis Points
Disclosure of long term debt [Line Items]
Borrowings									$ 1,487,457	$ 400,000
Maturity									30-day	30-day
Interest rate basis spread									3.50%	3.50%
Promissory Note | Twenty Eight Days TIIE Plus 350 Basis Points
Disclosure of long term debt [Line Items]
Borrowings				$ 2,000,000		$ 3,000,000
Maturity				28-day		28-day
Interest rate basis spread				3.50%		3.50%
Credit Line
Disclosure of long term debt [Line Items]
Borrowings			$ 5,972,676
Credit Line | Ninety One Days TIIE Plus 350 Basis Point
Disclosure of long term debt [Line Items]
Borrowings								$ 5,000,000
Maturity								91-day
Interest rate basis spread								3.50%
Credit Line | Ninety Day SOFR Plus 350 Basis Point
Disclosure of long term debt [Line Items]
Borrowings							$ 1,000,000
Maturity							90-day
Interest rate basis spread							3.50%
Credit Line | One Hundred Eighty Two Days TIIE Plus 500 Basis Points
Disclosure of long term debt [Line Items]
Borrowings					$ 5,000,000
Maturity					182-day
Interest rate basis spread					5.00%
Credit Line | One Hundred Eighty Two Days TIIE Plus 182 Basis Points
Disclosure of long term debt [Line Items]
Borrowings			$ 2,986,338
Maturity			182-day
Interest rate basis spread			3.75%
Credit Line | One Hundred Eighty Two Days TIIE Plus 200 Basis Points
Disclosure of long term debt [Line Items]
Borrowings			$ 2,986,338
Maturity			182-day
Interest rate basis spread			2.00%
PMI TRD DAC revolving credit lines
Disclosure of long term debt [Line Items]
Borrowings													206,314				$ 206,314
Revolving credit facility available													23,686
Proceeds from revolving credit lines												$ 540,000
Outstanding of revolving credit lines													$ 206,314